Deferred Charges2 (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Balance at beginning of the year	$ 1,310
Additions	1,041	1,481
Amortization and write-off	(1,322)	(7,243)
Impairment	(73)
Transfers to held for sale	(956)	(286)
Balance at the end of the year	0	1,310
[DryDockingMember]
Balance at beginning of the year	220
Additions	1,041	1,481
Amortization and write-off	(232)	(6,777)
Impairment	(73)
Transfers to held for sale	(956)	(286)
Balance at the end of the year	0	220
[FinancingCostsMember]
Balance at beginning of the year	1,090
Additions	0	0
Amortization and write-off	(1,090)	(466)
Impairment	0
Transfers to held for sale	0	0
Balance at the end of the year	$ 0	$ 1,090